Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CAD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD
Revenues	$ 489,499		$ 423,688
Costs and expenses:
Cost of operations	373,060		315,032
General and administrative	46,673		42,350
Non-cash stock compensation	3,942		3,326
Acquisition expenses	282
Depreciation and depletion expense	46,444		41,861
Amortization expense	3,573		4,186
Total operating expenses	473,974		406,755
Income from operations	15,525		16,933
Interest expense	16,641		14,342
Foreign currency loss (gain)	424		(183)
Unrealized (gain) loss on foreign currency exchange contracts	(737)		656
Unrealized re-measurement gain			(123)
Non-cash gain on US$ 6.25% Convertible Debentures conversion feature	(714)		(1,142)
Gain on bargain purchase of business acquired, net of tax	(2,762)
Other expense (income), net	1,651		(2,720)
Income before income taxes	1,022		6,103
Income tax (benefit) expense	(395)		2,234
Net income	$ 1,417		$ 3,869
Weighted average number of shares outstanding-basic	82,096,947	82,096,947	79,427,661	79,427,661
Weighted average number of shares outstanding-diluted	100,554,123	100,554,123	94,023,225	94,023,225
Basic and diluted net income per common share	$ 0.02		$ 0.05
Dividends declared per common share (Cdn$)		0.61		0.56